Financial Instruments - Fair Values and Risk Management - Summary of Sensitivity to Reasonably Possible Change in Interest Rates on that Portion of Loans and Borrowings Affected (Detail) - Market risk [member] - EUR (€)
€ in Thousands
12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Increase in basis points [member]
Disclosure of credit risk exposure [line items]
Effect on profit before tax	€ 1,707	€ 4,287	€ 5,381
Decrease in basis points [member]
Disclosure of credit risk exposure [line items]
Effect on profit before tax	€ (1,848)	€ (4,798)	€ (5,113)
Floating-rate borrowings [member] | Increase in basis points [member]
Disclosure of credit risk exposure [line items]
Increase/decrease in basis points	+45	+45	+45
Effect on profit before tax	€ (40)	€ (52)	€ (43)
Floating-rate borrowings [member] | Decrease in basis points [member]
Disclosure of credit risk exposure [line items]
Increase/decrease in basis points	-45	-45	-45
Effect on profit before tax	€ 40	€ 52	€ 43